SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Earnings (Loss) Per Share and Treasury Stock) (Narrative) (Details) (American Depository Shares (ADS) [Member], USD $) In Millions, unless otherwise specified	Aug. 20, 2011
American Depository Shares (ADS) [Member]
Treasury Stock
Maximum amount authorized to repurchase ADS	$ 100